Stockholders’ Equity - Schedule of Stock Option Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Stock Option Activity Abstract
Options, outstanding		569,922		103,679
Weighted Average Exercise Price, outstanding	$ 36.05	$ 36.05		$ 178.6
Weighted Average Remaining Contractual Life (in years), outstanding	9 years 21 days	9 years 3 months 21 days	9 years 21 days	8 years 10 months 2 days
Options, Granted		1,283,500	466,243
Weighted Average Exercise Price, Granted		$ 9.46	$ 4.34
Weighted Average Remaining Contractual Life (in years), Granted		5 years	10 years
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options, outstanding	569,922		569,922
Weighted Average Exercise Price, outstanding	$ 36.05	$ 15.13	$ 36.05
Option Exercisable, outstanding	557,277	1,834,726	557,277
Option Exercisable, Weighted Average Exercise Price, outstanding	$ 34.96	$ 14.67	$ 34.96
Option Exercisable, Weighted Average Remaining Contractual Life (in years), outstanding		9 years 3 months 21 days	9 years 14 days